Financial expense - Additional information (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Financial expense
Financial expense	€ 13,078,000	€ 3,337,000	€ 9,421,000	€ 7,579,000
Fair value adjustment convertible bond			2,600,000
Amortization day 1 loss convertible bond	742,000		1,476,000
Fair value adjustment synthetic warrants	3,400,000		2,803,000
Increase (Decrease) in finance expense due to changes in exchange results			5,100,000
Increase Decrease In Amortization Day 1 Loss Convertible Bond			1,500,000
Exchange differences	€ 448,000	€ 2,772,000	998,000	€ 6,141,000
Realized foreign exchange loss			489,000
Unrealized Foreign Exchange Loss			€ 500,000